Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial assets:
Sundry debtors	$ 50,141,443	$ 40,074,758
Employees and officers	5,179,999	4,965,645
Total financial assets	55,321,442	45,040,403
Non-financial assets:
Taxes to be recovered and prepaid taxes	61,733,516	44,597,094
Special Tax on Production and Services	22,891,100	75,213,134
Other accounts receivable	5,142,859	2,911,791
Total non-financial assets	$ 89,767,475	$ 122,722,019